Related Parties - Schedule of Other Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Parties - Schedule of Other Related Party Transactions (Details) [Line Items]
Loan to a related party			$ 25,167
Prepayment to a related party	359,142
Upkeeping and maintenance service provided by a related party and payable to a related party	90,809	(40,083)	(26,659)
Payment made on behalf by the Company of a related party	33,147
Landscape crew outsourcing service provided to a related party and receivable from a related party	35,530	32,153
Outdoor landscape service provided by a related party and payable to a related party	(7,332)	(6,143)
YY App license grant service provided to a related party		111,823
Total for all related parties [member]
Related Parties - Schedule of Other Related Party Transactions (Details) [Line Items]
Loan to a related party
Prepayment to a related party	353,245
Upkeeping and maintenance service provided by a related party and payable to a related party	(29,773)	(5,308)
Payment made on behalf by the Company of a related party	32,603
Landscape crew outsourcing service provided to a related party and receivable from a related party	65,285	31,298
Outdoor landscape service provided by a related party and payable to a related party	(4,995)
YY App license grant service provided to a related party